GOODWILL (Details) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Goodwill [Line Items]
Beginning balance	$ 268,686,951	$ 88,546,783
Addition (Note 3)	12,621,874	184,580,094
Impairment	(1,524,266)	(1,524,266)
Exchange difference	11,597,570	(4,439,926)
Goodwill, net	$ 291,382,129	$ 267,162,685